Risk Management Activities - Maturity of Non-Hedges (Details) - 12 months ended Dec. 31, 2021 - Non-Hedges - Commodity risk management	CAD ($) $ / $	CAD ($) $ / $	AUD ($)	cADPerMegawattHour
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 8,000,000	$ 8,000,000	$ 14,000,000
Average foreign exchange rate	0.7893	0.7352
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0	$ 0	0
Average foreign exchange rate	0	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0	$ 0	0
Average foreign exchange rate	0	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0	$ 0	0
Average foreign exchange rate	0	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0	$ 0	0
Average foreign exchange rate	0	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0	$ 0	$ 0
Average foreign exchange rate	0	0
Electricity | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 3,329,000	$ 3,329,000
Average power prices | cADPerMegawattHour				cADPerMegawattHour 71.95
Electricity | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	3,329,000	3,329,000
Average power prices | cADPerMegawattHour				73.76
Electricity | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	3,338,000	3,338,000
Average power prices | cADPerMegawattHour				75.6
Electricity | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	2,628,000	2,628,000
Average power prices | cADPerMegawattHour				77.49
Electricity | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	0	0
Average power prices | cADPerMegawattHour				0
Electricity | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0	$ 0
Average power prices | cADPerMegawattHour				cADPerMegawattHour 0